iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  — 31.4%
Bank of America Corp. ..................... 1,820,145 $ 86,038,254
Bank OZK ............................. 29,233 1,441,187
BOK Financial Corp. ....................... 7,007 711,421
Citigroup, Inc. ........................... 519,770 48,702,449
Citizens Financial Group, Inc. ................ 121,938 5,818,881
Comerica, Inc. ........................... 36,755 2,483,535
Commerce Bancshares, Inc. ................. 35,114 2,148,977
Cullen/Frost Bankers, Inc. ................... 17,685 2,253,246
East West Bancorp, Inc. .................... 38,250 3,834,562
Fifth Third Bancorp ....................... 186,728 7,762,283
First Citizens BancShares, Inc., Class A .......... 3,042 6,068,060
First Financial Bankshares, Inc. ............... 34,591 1,197,540
First Horizon Corp. ........................ 141,686 3,090,172
FNB Corp. ............................. 106,231 1,627,459
Glacier Bancorp, Inc. ...................... 32,304 1,415,884
Home BancShares, Inc. .................... 54,054 1,522,161
Huntington Bancshares, Inc. ................. 406,641 6,681,112
JPMorgan Chase & Co. .................... 772,124 228,734,014
KeyCorp ............................... 275,457 4,936,189
M&T Bank Corp. ......................... 44,648 8,425,078
Pinnacle Financial Partners, Inc. ............... 20,982 1,844,108
PNC Financial Services Group, Inc. (The) ........ 110,213 20,970,227
Popular, Inc. ............................ 19,307 2,212,196
Prosperity Bancshares, Inc. .................. 27,530 1,834,049
Regions Financial Corp. .................... 252,992 6,408,287
SouthState Corp. ......................... 26,955 2,538,352
Synovus Financial Corp. .................... 39,516 1,866,736
TFS Financial Corp. ....................... 17,398 228,088
Truist Financial Corp. ...................... 365,860 15,991,741
U.S. Bancorp ........................... 434,741 19,545,955
UMB Financial Corp. ...................... 19,604 2,156,244
United Bankshares, Inc. .................... 38,752 1,376,471
Valley National Bancorp .................... 132,123 1,224,780
Webster Financial Corp. .................... 45,927 2,647,692
Wells Fargo & Co. ........................ 903,886 72,880,328
Western Alliance Bancorp ................... 29,881 2,317,570
Wintrust Financial Corp. .................... 18,474 2,364,303
Zions Bancorp NA ........................ 41,016 2,199,278
585,498,869
a
Capital Markets  — 32.4%
Affiliated Managers Group, Inc. ............... 8,371 1,756,822
Ameriprise Financial, Inc. ................... 26,789 13,881,792
Ares Management Corp., Class A .............. 56,358 10,456,100
Bank of New York Mellon Corp. (The) ........... 199,762 20,265,855
BlackRock, Inc.
(a)
......................... 40,456 44,744,741
Blackstone, Inc. .......................... 202,666 35,053,111
Blue Owl Capital, Inc., Class A ................ 158,485 3,066,685
Carlyle Group, Inc. (The) .................... 58,583 3,553,645
Cboe Global Markets, Inc. ................... 29,036 6,998,837
Charles Schwab Corp. (The) ................. 474,441 46,367,119
CME Group, Inc., Class A ................... 100,288 27,908,145
Coinbase Global, Inc., Class A
(b)
............... 58,672 22,163,935
Evercore, Inc., Class A ..................... 9,890 2,978,275
FactSet Research Systems, Inc. ............... 10,637 4,285,647
Franklin Resources, Inc. .................... 88,416 2,121,984
Goldman Sachs Group, Inc. (The) ............. 85,388 61,785,903
Hamilton Lane, Inc., Class A ................. 11,841 1,803,384
Houlihan Lokey, Inc., Class A ................. 14,703 2,803,274
Interactive Brokers Group, Inc., Class A .......... 121,357 7,956,165
Intercontinental Exchange, Inc. ............... 159,598 29,498,498
Invesco Ltd. ............................ 125,660 2,640,116
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 36,910 $ 1,598,203
Jefferies Financial Group, Inc. ................ 45,667 2,633,159
KKR & Co., Inc. .......................... 188,288 27,599,255
Lazard, Inc. ............................ 32,227 1,675,159
LPL Financial Holdings, Inc. .................. 22,157 8,768,190
MarketAxess Holdings, Inc. .................. 10,348 2,126,514
Moody's Corp. ........................... 43,092 22,223,837
Morgan Stanley .......................... 343,893 48,990,997
Morningstar, Inc. ......................... 7,680 2,123,213
MSCI, Inc. ............................. 21,505 12,072,047
Nasdaq, Inc. ............................ 114,587 11,025,561
Northern Trust Corp. ....................... 54,806 7,124,780
Raymond James Financial, Inc. ............... 50,699 8,473,324
Robinhood Markets, Inc., Class A
(b)
............. 197,920 20,395,656
S&P Global, Inc. ......................... 87,187 48,048,756
SEI Investments Co. ....................... 25,791 2,272,703
State Street Corp. ........................ 80,133 8,954,863
Stifel Financial Corp. ...................... 28,933 3,301,834
T Rowe Price Group, Inc. ................... 60,642 6,152,131
TPG, Inc., Class A ........................ 36,062 2,058,058
Tradeweb Markets, Inc., Class A ............... 32,297 4,474,749
Virtu Financial, Inc., Class A .................. 23,643 1,043,602
605,226,624
a
Consumer Finance  — 5.8%
Ally Financial, Inc. ........................ 77,680 2,940,188
American Express Co. ..................... 153,677 45,997,063
Capital One Financial Corp. .................. 177,879 38,243,985
Credit Acceptance Corp.
(b)
................... 1,702 834,457
FirstCash Holdings, Inc. .................... 11,299 1,506,044
OneMain Holdings, Inc. ..................... 34,570 1,997,800
SLM Corp. ............................. 60,378 1,920,020
SoFi Technologies, Inc.
(b)
.................... 329,279 7,435,120
Synchrony Financial ....................... 106,832 7,442,985
108,317,662
a
Financial Services  — 30.2%
Apollo Global Management, Inc. ............... 126,105 18,325,579
Berkshire Hathaway, Inc., Class B
(b)(c)
........... 509,748 240,539,885
Equitable Holdings, Inc. .................... 82,297 4,225,951
Essent Group Ltd. ........................ 28,882 1,617,103
Mastercard, Inc., Class A .................... 225,556 127,770,707
MGIC Investment Corp. .................... 68,282 1,768,504
Radian Group, Inc. ........................ 38,360 1,250,920
Rocket Companies, Inc., Class A
(c)
............. 67,420 995,794
UWM Holdings Corp., Class A ................ 30,066 120,865
Visa, Inc., Class A ........................ 475,622 164,313,132
Voya Financial, Inc. ....................... 27,574 1,930,180
562,858,620
Total Long-Term Investments — 99.8%
(Cost: $1,339,518,617) ............................... 1,861,901,775

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(a)(d)(e)
..................... 8,833,238 $ 8,836,772
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(a)(d)
............................ 4,240,441 4,240,441
a
Total Short-Term Securities — 0.7%
(Cost: $13,077,161) ................................. 13,077,213
Total Investments — 100.5%
(Cost: $1,352,595,778) ............................... 1,874,978,988
Liabilities in Excess of Other Assets — (0.5)% ............... (8,759,946)
Net Assets — 100.0% ................................. $ 1,866,219,042
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,461,807  $ 3,375,384
(a)
$ —  $ (64) $ (355) $ 8,836,772  8,833,238  $ 15,811
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,805,423  435,018
(a)
—  —  —  4,240,441  4,240,441  33,269  —
BlackRock, Inc. .... 35,992,588  1,664,535  (541,542) 141,982  7,487,178  44,744,741  40,456  205,957  —
$ 141,918  $ 7,486,823
$ 57,821,954
$ 255,037  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 25 09/19/25 $ 4,054 $ 103,318

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,861,901,775  $ —  $ —  $ 1,861,901,775
Short-Term Securities
Money Market Funds ...................................... 13,077,213  —  —  13,077,213
$ 1,874,978,988  $ —  $ —  $ 1,874,978,988
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 103,318  $ —  $ —  $ 103,318
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.